Nature of Operations and Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Nature of Operations and Summary of Significant Accounting Policies
Effective income tax rate reconciliation, change in enacted tax rate, amount	$ 0
Maximum deferrable under annual incentive award percent	50.00%
Dilutive effects	$ 0	$ 0
Federal Home Loan and Reserve Bank Stock
Nature of Operations and Summary of Significant Accounting Policies
Cash, uninsured amount	$ 21,541,000	$ 74,752,000
Company buildings | Minimum
Nature of Operations and Summary of Significant Accounting Policies
Estimated useful lives (in years)	10 years
Company buildings | Maximum
Nature of Operations and Summary of Significant Accounting Policies
Estimated useful lives (in years)	39 years
Furniture and equipment | Minimum
Nature of Operations and Summary of Significant Accounting Policies
Estimated useful lives (in years)	3 years
Furniture and equipment | Maximum
Nature of Operations and Summary of Significant Accounting Policies
Estimated useful lives (in years)	7 years
Computer software | Minimum
Nature of Operations and Summary of Significant Accounting Policies
Estimated useful lives (in years)	1 year
Computer software | Maximum
Nature of Operations and Summary of Significant Accounting Policies
Estimated useful lives (in years)	3 years